FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (761)	$ (539)	$ (533)
Income (expenses) related to hedging activity	6,408	(5,529)	963
Amortization of debt discount and issuance costs	(5,298)	(29,954)	(20,938)
Exchange rate loss	(6,711)	(2,352)	(2,905)
Net gains related to equity securities	267,831	69,042	0
Total expenses	261,469	30,668	(23,413)
Interest income	10,474	16,391	19,792
Total financial income (expenses), net	$ 271,943	$ 47,059	$ (3,621)